Accrued Payroll and Related Liabilities (Details) - USD ($)	Aug. 31, 2019	Aug. 31, 2018
Accrued Payroll and Related Liabilities
Accrued Payroll	$ 899,000	$ 459,000
Accrued Payroll Taxes	1,297,000	230,000
Corporate employee accrued paid time off	363,000	287,000
Accrued Payroll and related liabilities	$ 2,559,000	$ 976,000